Pensions - Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to increase in assumption	$ (15,943)	$ (17,562)
Percentage decrease in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to decrease in assumption	$ 16,520	$ 18,228
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to increase in assumption	$ 16,219	$ 17,817
Percentage decrease in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to decrease in assumption	$ (15,737)	$ (17,262)